March 5, 2001

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

          Re:  The Jefferson Fund Group Trust
               File Nos. 33-88756 and 811-8958
               Rule 497(j) Certification

Ladies and Gentlemen:

          The undersigned officer of The Jefferson Fund Group Trust (the "Fund") does hereby certify pursuant to rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 8 to Form N-1A Registration Statement filed by the Company on March 1, 2001, which is the most recent amendment to such registration statement; and

          2. that the text of Post-Effective Amendment No. 8 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 1, 2001.

                                       Very truly yours,

                                       THE JEFFERSON FUND GROUP TRUST


                                       By:  /s/ Byron K. Crowe
                                           -----------------------------------
                                            Byron K. Crowe
                                            President